STI CLASSIC FUNDS
Supplement dated March 1, 2007, to the
Prospectuses and Statement of Additional Information
dated August 1, 2006 for
STI Classic Balanced Fund (A, C and I Shares)
Effective at the close of business on February 28, 2007, the STI Classic Balanced Fund (the “Fund”) reorganized into the STI Classic Life Vision Moderate Growth Fund. Therefore, the Fund is no longer offered in this Prospectus or Statement of Additional Information and all references to the Fund are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SP-EQ2IRS0307